Equity (Changes in Partners Capital, Unit Rollforward) (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended	12 Months Ended
	Jul. 01, 2016	Mar. 31, 2016	Dec. 04, 2015	Aug. 17, 2015	Dec. 01, 2014	Mar. 01, 2014	May 02, 2013	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 08, 2014
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units									$ 792	$ 1
Balance at December 31, 2014									311,469,407	81,931,238	75,411,255
Unit conversion									(123,459)	(19,318)	(15,795)
Units Acquired										229,493,171
Units Offered									26,885,597	25,680	3,520,408
Balance at December 31, 2014								81,931,238	311,469,407	81,931,238	75,411,255
Balance at December 31, 2015								81,931,238	368,555,271	311,469,407	81,931,238
2014 Activity [Abstract]
Shares Issued, Price Per Share												$ 66.68
Partners' Capital Account, Public Sale of Units Net of Offering Costs											$ 230
Partners' Capital Account, Units, Contributed									6,716,419
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2014									296,687,176	43,341,098	36,951,515
Unit conversion	(4,350,057)								(120,989)	(18,932)	(15,479)
Units Offered											3,450,000
Balance at December 31, 2014								43,341,098	296,687,176	43,341,098	36,951,515
Balance at December 31, 2015								43,341,098	357,193,288	296,687,176	43,341,098
2014 Activity [Abstract]
Partners' Capital Account, Units, Contributed									21,401,137
Class B Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2014									7,981,756
Unit conversion	(3,990,878)								(366,509)
Balance at December 31, 2014									7,981,756	7,981,756
Balance at December 31, 2015									3,990,878	7,981,756
Limited Partners Subordinated Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2014									0	36,951,515	36,951,515
Balance at December 31, 2014								36,951,515	0	36,951,515	36,951,515
Balance at December 31, 2015								36,951,515	0	0	36,951,515
General Partner Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units									$ 1
Balance at December 31, 2014									6,800,475	1,638,625	1,508,225
Unit conversion									(2,470)	(386)	(316)
Units Offered								130,084			70,408
Balance at December 31, 2014								1,638,625	6,800,475	1,638,625	1,508,225
Balance at December 31, 2015								1,638,625	7,371,105	6,800,475	1,638,625
2014 Activity [Abstract]
Partners' Capital Account, Units, Contributed									436,758
Pipe Line Holding [Member]
Stockholders Equity [Line Items]
Effective date of acquisition			Dec. 04, 2015		Dec. 01, 2014	Mar. 01, 2014	May 01, 2013
Units Acquired											2,983,780
2014 Activity [Abstract]
Percentage Of Partners Interest Contributed					7.625%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					$ 200
Pipe Line Holding [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Acquired					2,924,104						2,924,104
2014 Activity [Abstract]
Shares Issued, Price Per Share					$ 68.397
Pipe Line Holding [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Units Acquired											59,676
MarkWest [Member]
Stockholders Equity [Line Items]
Effective date of acquisition			Dec. 04, 2015
MarkWest [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Acquired			216,350,465							216,350,465
MarkWest [Member] | Class B Units [Member]
Stockholders Equity [Line Items]
Units Acquired									7,981,756	(7,981,756)
MarkWest Merger [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units										$ 169
Unit conversion										(5,160,950)
Proceeds from Issuance of General Partner Units										$ 169
Hardin Street Marine [Member]
Stockholders Equity [Line Items]
Effective date of acquisition		Mar. 31, 2016
Units Acquired									22,993,880
2014 Activity [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 600
Hardin Street Marine [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Acquired									22,534,002
Hardin Street Marine [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Units Acquired									459,878
General Partner [Member] | Class B Units [Member]
Stockholders Equity [Line Items]
Unit conversion									(7,330)
Subordinated Units [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Unit conversion				(36,951,515)						(36,951,515)
Subordinated Units [Member] | Limited Partners Subordinated Units [Member]
Stockholders Equity [Line Items]
Unit conversion										36,951,515
Class A Units [Member] | Limited Partners Common Units [Member]
2014 Activity [Abstract]
Partners' Capital Account, Units, Contributed									7,153,177
ATM Program [Member]
2014 Activity [Abstract]
Partners' Capital Account, Public Sale of Units Net of Offering Costs									$ 776	$ 1
ATM Program [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Offered									26,347,887	25,166
ATM Program [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units									$ 16	$ 1
Units Offered									537,710	514
Class B Units [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Unit conversion									(7,330)
Public [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units									$ 776	$ 1
2014 Activity [Abstract]
Partners' Capital Account, Public Sale of Units Net of Offering Costs											$ 221
MPC [Member] | General Partner [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units									$ 16
2014 Activity [Abstract]
Partners' Capital Account, Public Sale of Units Net of Offering Costs											$ 9